Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies [Abstract]
Estimated Useful Lives of Assets
Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 20 to 50 years
Plant and machinery	3 to 10 years
Electronic equipment, furniture and fixtures	2 to 10 years
Motor vehicles	3 to 5 years

Movements in Accrued Warranty Provision
	December 31,
	2012	2013	2014

Balance, beginning of year	$9,342	$11,417	$13,583
Warranty liabilities assumed in connection with acquisitions	-	765	-
Provision made during the year	12,714	12,958	21,534
Settlement made during the year	(10,789)	(11,775)	(18,233)
Foreign currency translation adjustments	150	218	(60)
Balance, end of year	$11,417	$13,583	$16,824

Net Capitalized Software Development Costs
	December 31,
	2012	2013	2014

Capitalized software development costs
Balance at beginning of year	$33,046	$45,203	$54,548
Capitalization made during the year	12,073	8,230	5,777
Foreign currency translation adjustments	84	1,115	(242)
Balance at end of year	45,203	54,548	60,083

Less: Accumulated amortization
Balance at beginning of year	(2,779)	(7,055)	(13,386)
Amortization made during the year	(4,189)	(6,077)	(6,802)
Foreign currency translation adjustments	(87)	(254)	22
Balance at end of year	(7,055)	(13,386)	(20,166)

Total net capitalized software development costs	$38,148	$41,162	$39,917

Estimated Fair Values of Financial Assets and Liabilities Classified Under Appropriate Level of Fair Value Hierarchy
	Fair Value Measurements Using
	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

As of December 31, 2013
Cash and cash equivalents	$385,224	$385,224	$-	$-
Restricted cash	759	759	-	-
Restricted cash, non-current	17,453	17,453	-	-
Short-term investments	847,041	-	847,041	-
Short-term bank loans	260,000	-	260,000	-
Long-term bank loans	215,703	-	215,703	-
Forward foreign exchange contracts	157	-	157	-

As of December 31, 2014
Cash and cash equivalents	$276,598	$276,598	$-	$-
Restricted cash	7,422	7,422	-	-
Restricted cash, non-current	5,061	5,061	-	-
Short-term investments	816,394	-	816,394	-
Short-term bank loans	59,625	-	59,625	-
Long-term bank loans	197,585	-	197,585	-